Note 5 - Balance Sheet Components (10 Q) (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Gain (Loss) on Disposition of Property Plant Equipment	$ 16,000	$ (0)
Depreciation	17,000	$ 28,000	$ 110,000	$ 105,000
Laboratory Equipment [Member]
Property, Plant and Equipment, Disposals	150,000
Gain (Loss) on Disposition of Property Plant Equipment	$ 16,000